Subsequent Events (Details) - USD ($)				1 Months Ended		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2023	Aug. 01, 2023	Jul. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Mar. 31, 2023	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2023	Oct. 03, 2023	Aug. 31, 2023	Jun. 14, 2023	Dec. 08, 2022	Jan. 29, 2021	Dec. 31, 2020	Jun. 26, 2020
Subsequent Event [Line Items]
Weighted average exercise price								$ 0.76	$ 0.76	$ 0.76
Options, outstanding, number, ending balance								1,110,209	603,578	781,715							934,079
Options, outstanding, weighted average exercise price								$ 4.5	$ 1.35	$ 1.15							$ 0.73
Common stock par value (in Dollars per share)								0.0001	$ 0.0001	0.0001						$ 0.0001
Entity Valuation															$ 100,000,000
Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Options, outstanding, number, ending balance																		973,000
Options, outstanding, weighted average exercise price																		$ 0.76
Alco Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 6,000,000
Debt instrument, maturity date									Sep. 01, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Options, outstanding, weighted average exercise price	$ 5.15
Number of founder shares issuable In connection with advisory fee														100,000
Subsequent Event [Member] | Hyros [Member]
Subsequent Event [Line Items]
Purchase price of expected business acquisition		$ 100,000,000
Minimum cash holdings		$ 5,000,000
Subsequent Event [Member] | Retention Bonuses [Member]
Subsequent Event [Line Items]
Other commitment	$ 605,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Subsequent Event [Line Items]
Options, outstanding, number, ending balance	398,746
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Options, outstanding, number, ending balance	186,454
Subsequent Event [Member] | Amended and Restated 2016 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of share options granted during the period	217,187
Vesting period	4 years
Expiration period	10 years
Weighted average exercise price	$ 5.15
Subsequent Event [Member] | Alco [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 750,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt instrument, maturity date				Apr. 13, 2024
Subsequent Event [Member] | Alco September Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt					$ 500,000
Subsequent Event [Member] | Subordinated Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%				8.00%
Debt instrument, maturity date			Dec. 31, 2023
Proceeds from subordinated short term debt							$ 4,000,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			80.00%
Valuation gap			$ 50,000,000				$ 50,000,000
Subsequent Event [Member] | Alco Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date						Dec. 31, 2023
Subsequent Event [Member] | Subordinated Term Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 150,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%
7GC Co Holdings INC [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 10	$ 10
Common stock par value (in Dollars per share)															$ 0.0001
Share price										$ 9.76					$ 10
7GC Co Holdings INC [Member] | Subsequent Event [Member] | Fee Reduction Agreement [Member] | Cantor Fitzgerald [Member]
Subsequent Event [Line Items]
Deferred underwriting fees forfeit											$ 4,050,000
Deferred underwriting fees payable											8,050,000
Increase decrease in deferred underwriting fees											$ 4,000,000
7GC Co Holdings INC [Member] | Subsequent Event [Member] | Fee Reduction Agreement [Member] | Cantor Fitzgerald [Member] | New Banzai Class A Shares [Member]
Subsequent Event [Line Items]
Deferred underwriting fees payable in shares											400,000
7GC Co Holdings INC [Member] | Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 500,000
Debt Instrument, Interest Rate, Stated Percentage												0.00%
Debt Instrument, Convertible, Conversion Price												$ 10